FINANCING EXPENSES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finance expenses breakdown
Interest on debt	$ 825	$ 897
Interest on lease liabilities	172
Capitalized interest at 5.43% ( 2018- 5.4%)	(122)	(156)
Interest expense	875	741
Interest on partnership liability	55	56
Interest on pension and other post-retirement benefits	59	56
Accretion	270	266
Foreign exchange (gain) loss on U.S. dollar denominated debt	(624)	1,090
Operational foreign exchange and other	(2)	(67)
Total Financing expenses	$ 633	$ 2,142
Debt instrument interest percentage	5.30%	5.40%